Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted average common shares outstanding	6,759,219	5,028,645
Incremental shares for assumed exercise of options	27,391	29,776
Diluted weighted average common shares outstanding	6,786,610	5,058,421